Basis of Presentation and Significant Accounting Policies - Additional Information (Detail)				1 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 03, 2017	Nov. 24, 2014 USD ($)	Mar. 31, 2014 USD ($)	Apr. 30, 2013	Jun. 30, 2017 USD ($) Payment	Jun. 30, 2016 USD ($)	Mar. 31, 2016	Jun. 30, 2017 USD ($) Payment	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Basis Of Presentation And Significant Accounting Policies [Line Items]
Out-of-period adjustments												$ 2,000,000
Recurring revenues increased								$ 399,641,000	$ 339,918,000		$ 724,478,000	624,989,000	$ 537,695,000
Amortization duration of costs period							12 years
Amortization percentage on subscriber contract costs over estimated useful life							150.00%
Period after declining balance method converts to straight-line							5 years
Allowance for doubtful accounts					$ 3,799,000	$ 3,097,000		3,799,000	3,097,000	$ 4,138,000	4,138,000	3,541,000	3,373,000	$ 1,901,000
Cost method investments					600,000			600,000		400,000	400,000	3,500,000
Available-for-sale securities, noncurrent										4,000,000	4,000,000	0
Deferred financing costs					40,712,000			40,712,000		43,783,000	43,783,000	46,700,000
Amortization expenses included in interest expense								3,644,000	5,243,000		10,447,000	9,844,000	9,251,000
Sales commission included in accrued expenses and other liabilities					1,600,000			1,600,000		1,200,000	1,200,000	800,000
Other long-term obligations					9,000,000			9,000,000		6,600,000	6,600,000	4,300,000
Advertising expenses incurred								$ 21,100,000	17,000,000		$ 33,000,000	25,100,000	23,600,000
Uncertain income tax position								50.00%			50.00%
Proceeds from sale of contracts			$ 2,300,000
Agreement with buyer to provide services for the contracts sold, period			10 years
Payments to repurchase subscriber contracts		$ 2,300,000
Intercompany translation gains (losses)								$ 2,500,000	4,900,000		$ 2,100,000	(9,400,000)	0
Issued and unused letters of credit					8,700,000			8,700,000		5,700,000	5,700,000	5,000,000
Accounts and notes receivable, net					17,700,000			17,700,000		12,900,000	12,900,000
Provision for doubtful accounts					9,700,000	$ 7,700,000		9,726,000	7,717,000		19,624,000	14,924,000	15,656,000
Available for sale securities, fair value					5,681,000			5,681,000		47,538,000	47,538,000
Effective income tax rate reconciliation, share-based compensation, excess tax benefit, amount								0
Interest Expense
Basis Of Presentation And Significant Accounting Policies [Line Items]
Amortization expenses included in interest expense								$ 5,900,000	$ 5,600,000		$ 11,600,000	10,900,000	$ 10,100,000
Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets								5 years			2 years
Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets								10 years			10 years
New Accounting Pronouncement, Early Adoption, Effect
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing costs												(40,200,000)
Notes Payable
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing costs					37,300,000			$ 37,300,000		39,400,000	$ 39,400,000	40,200,000
Deferred financing cost, accumulated amortization					40,400,000			40,400,000		35,600,000	35,600,000	26,100,000
Notes Payable | New Accounting Pronouncement, Early Adoption, Effect
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing costs												(40,200,000)
Line of Credit | Revolving Credit Facility
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing costs					3,407,000			3,407,000		4,420,000	4,420,000	6,456,000
Deferred financing cost, accumulated amortization					7,900,000			7,900,000		6,900,000	6,900,000	4,800,000
Corporate securities
Basis Of Presentation And Significant Accounting Policies [Line Items]
Available for sale securities, fair value					$ 4,211,000			$ 4,211,000		$ 4,018,000	4,018,000
Estimated Life Of Subscriber Relationships
Basis Of Presentation And Significant Accounting Policies [Line Items]
Amortization duration of costs period								15 years		15 years
Amortization percentage on subscriber contract costs over estimated useful life								240.00%		240.00%
Period after declining balance method converts to straight-line								9 years		9 years
Increase in activation fee revenues											1,400,000
Increase in depreciation and amortization											21,413,000
Increase to loss from operations											20,013,000
Increase to net loss											$ 19,621,000
Vivint Sky Control Panels
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels								65.00%			57.00%
2GIG Sale
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels								34.00%			40.00%
Supply agreement period				5 years				5 years
Out-of-Period Adjustment
Basis Of Presentation And Significant Accounting Policies [Line Items]
Recurring revenues increased												$ 2,000,000
Vivint Flex Pay
Basis Of Presentation And Significant Accounting Policies [Line Items]
Amortization duration of costs period								15 years
Amortization percentage on subscriber contract costs over estimated useful life								240.00%
Period after declining balance method converts to straight-line								9 years
Number of payment options | Payment					3			3
Installment loans available to qualified customers, maximum amount provided by third party					$ 4,000			$ 4,000
Vivint Flex Pay | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Installment loans available to qualified customers, term	42 months							42 months
Vivint Flex Pay | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Installment loans available to qualified customers, term	60 months							60 months